Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2016
Investments, All Other Investments [Abstract]
Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at a fair value on a recurring basis.

		September 30, 2016		December 31, 2015
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	368,622	368,622	214,000	214,000
Derivative instruments (note 10)
Interest rate swap agreements	Level 2	(129,148)	(129,148)	(104,137)	(104,137)
Interest rate swaption agreements – assets	Level 2	1,398	1,398	5,623	5,623
Interest rate swaption agreements – liabilities	Level 2	(18,946)	(18,946)	(6,406)	(6,406)
Cross-currency swap agreements	Level 2	(93,607)	(93,607)	(128,782)	(128,782)
Other derivative (note 9c)	Level 3	810	810	(6,296)	(6,296)
Other:
Advances to equity accounted joint ventures (note 6)	(i)	185,280	(i)	159,870	(i)
Long-term receivable included in accounts receivable and other assets (ii)	Level 3	12,259	12,244	16,453	16,427
Long-term debt – public (note 7)	Level 1	(323,904)	(318,503)	(291,247)	(288,333)
Long-term debt – non-public (note 7)	Level 2	(1,642,293)	(1,589,801)	(1,707,962)	(1,677,139)

(i)
The advances to equity accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

(ii)
As described in Note 3 to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2015, the estimated fair value of the non-interest bearing receivable from BG International Limited (or BG) is based on the remaining future fixed payments as well as an estimated discount rate. The estimated fair value of this receivable as of September 30, 2016 was $12.2 million (December 31, 2015 – $16.4 million) using a discount rate of 8.0%. As there is no market rate for the equivalent of an unsecured non-interest bearing receivable from BG, the discount rate is based on unsecured debt instruments of similar maturity held, adjusted for a liquidity premium. A higher or lower discount rate would result in a lower or higher fair value asset.

Changes in Fair Value of Assets Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Changes in fair value during the nine months ended September 30, 2016 and 2015 for the Partnership’s other derivative instrument, the Toledo Spirit time-charter derivative, which is described below and is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), is as follows:

	Nine Months Ended September 30,
	2016	2015
	$	$
Fair value at beginning of period	(6,296)	(2,137)
Realized and unrealized gains (losses) included in earnings	4,550	(3,624)
Settlement payments	2,556	1,207
Fair value at end of period	810	(4,554)

Summary of Partnership's Loan Receivables and Other Financing Receivables
The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis.

			September 30, 2016	December 31, 2015
Class of Financing Receivable	Credit Indicator	Grade	$	$
Direct financing leases	Payment activity	Performing	648,396	666,658
Other receivables:
Long-term receivable and accrued revenue included in accounts receivable and other assets	Payment activity	Performing	13,351	28,256
Advances to equity accounted joint ventures (note 6)	Other internal metrics	Performing	185,280	159,870
			847,027	854,784